Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	FactorShares Trust
Entity Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Nov. 17, 2015
Document Effective Date	Nov. 17, 2015
Prospectus Date	Nov. 13, 2015
ETF 50 | ETF 50
Risk/Return:
Trading Symbol	ETFF